Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Disclosure of income tax [text block]
Note 14 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax

Mexico:

In 2016, 2017 and 2018, the Company determined tax profits in its subsidiaries in the amounts of Ps
5,051,189,
Ps6,358,687 and Ps5,984,043 7, respectively. In 2016, 2017 and 2018, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps86,083
, Ps93,975
and Ps41,977, respectively.

The subsidiaries that at December 31, 2017 and 2018, have not assessed income tax due to the tax loss carryforwards are Cozumel, Minatitlan and Tapachula.

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes for 2014 and subsequent years an income tax rate of 30%.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined that this year it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

Aerostar:

The Company determined tax loss in Puerto Rico for Ps437,197 and Ps343,534 in 2017 and 2018, respectively, derived from the agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009. Derived from the analysis carried out by the Administration, it is considered that there are no impacts due to changes in the legislation of the United States of America made since the 2018 fiscal year.

Airplan:

The Company determined taxable income in accordance with the tax law of Colombia for the period from October 19, to December 31, 2017, and for the year ended December 31, 2018 of Ps48,877 and Ps94,843, and a presumptive income on liquid equity, which results from applying the 4.0% and 3.5% rate on the fiscal liquid equity of the previous year, of Ps23,462 and Ps24,719 respectively.

The Company is subject in 2018 to income taxes in Colombia
of 33% (34% in 2017) plus a 6% surcharge on liquid income less COP800,000. The Company determined an income tax of Ps16,618 in 2017 and Ps31,298 in 2018, respectively, and an additional surcharge tax of Ps2,933 and Ps3,600 for the aforementioned periods.

Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP800,000, which is equivalent to 6%. That over rate was repealed to from the year 2018.

The tax reform establishes that the tax rate applicable for the year 2018 and subsequent years is 33% of the taxable income.

The IT provision at December 31, 2017 and 2018 is as follows:

	December 31,
Deferred tax asset:	2017		2018

Deferred tax recoverable within the following 12 months	Ps	73,710	Ps	53,121
Deferred tax recoverable after 12 months		253,310		250,491
Recoverable asset tax

		327,020		303,612

Deferred tax liability :

Deferred tax payable after 12 months		(3,360,950)		(3,385,280)

Deferred tax liability - Net	Ps	(3,033,930)	Ps	(3,081,668)

The IT provision at December 31, 2016, 2017 and 2018 is as follows:

Mexico:
	2016		2017		2018

Current IT	Ps	1,502,976	Ps	1,908,646	Ps	1,766,083
Deferred IT		(101,792)		(312,091)		13,116

IT provision	Ps	1,401,184	Ps	1,596,555	Ps	1,779,199

Aerostar :

IT deferred for the year ended December 31, 2018 and for the period from May 26 to December 31, 2017	Ps		Ps	28,678	Ps	33,879

Airplan :

Current IT	Ps		Ps	19,551	Ps	(20,098)
Deferred IT				(9,337)		2,981
IT Provision Airplan for the year ended
December 31, 2018 and for the period
October 19, to December 31, 2017	Ps		Ps	10,214	Ps	(17,117)

Total IT provision	Ps	1,401,184	Ps	1,635,447	Ps	1,795,961

The reconciliation between the statutory and effective income tax rates is shown below:

	2016		2017		2018

Consolidated income before IT and joint venture equity method:	Ps	4,887,130	Ps	8,498,889	Ps	6,916,699
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar				16,011		(297,179)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(56,415)		(62,327)		(89,685)

Income before provisions for income taxes		4,830,715		8,452,573		6,529,835

Statutory IT rate		30%		30%		30%

IT that would result from applying the IT rate to book profit before income taxes		1,449,214		2,535,772		1,958,951
Non-deductible items and other permanent differences		11,908		8,693		15,126
Gain on business combination				(2,108,760)
Goodwill impairment				1,415,729
Annual adjustment for tax inflation		(10,974)		(2,406)		12,101
Accounting disconnect inflation		(91,928)		(249,336)		(189,237)
Recognition of deferred income tax at the Huatulco Airport (1)		44,020
Recognition for the year in Aerostar (2)				28,678		33,879
Recognition for the year in Airplan (2)				10,214		(17,117)
Other non-taxable earnings		(1,056)		(3,137)		(17,742)

IT provision	Ps	1,401,184	Ps	1,635,447	Ps	1,795,961

Effective IT rate		29%		19%		28%

(1)
Based on the tax projections at December 31, 2017, the Huatulco Airport is expected to pay income tax in the future. Accordingly, the Company decided to recognize deferred income tax.  This recognition increased the effective rate by 3%.

(2)	As of June 1, 2018, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.

Following are the principal temporary differences with respect to deferred tax:

	Period ended
	December 31,

	2017		2018
Deferred income tax asset:

Deferred income tax asset:
Temporary liabilities	Ps	48,439	Ps	53,121
Fair value of long-term debt		208,394		213,617
Allowance for doubtful accounts		44,916		36,874

		301,749		303,612

Deferred income tax payable:
Fixed and intangible assets		(2,900,893)		(3,139,757)
Temporary assets		(433,411)		(244,502)
Amortization of expenses		(1,375)		(1,021)

		(3,335,679)		(3,385,280)

Deferred income tax liability - net	Ps	(3,033,930)	Ps	(3,081,668)

At June 1, 2017, and October 19, 2017, Aerostar and Airplan consolidated into the Company, respectively, with an initial recognition for deferred tax liabilities of Ps808,894 and Ps861,483, respectively, due to the temporary difference between accounting and tax amortization rates.

(*)	Includes Ps267,307 and Ps943,256 from Aerostar from the periods 2017 and 2018, and Ps357,563 and Ps909,706 from Airplan in 2017 and 2018.

The net movements of the deferred tax asset and liability for the year are as follows:

	Provision
	for loan				Recoverable		Foreign
	portfolio		Concessioned		asset		currency
	impairment		assets		tax		translarion		Other		Total

Balances at January 1, 2016	Ps	(31,576)	Ps	1,766,981	Ps	(186,875)	Ps		Ps	(24,808)	Ps	1,523,722

Recovery of asset tax						34,090						34,090
Tax charged or credited in the statement of income		(2,354)		(94,340)						(5,098)		(101,792)

		(2,354)		(94,340)		34,090				(5,098)		(67,702)

Balances at December 31, 2016		(33,930)		1,672,641		(152,785)				(29,906)		1,456,020

Recovery of asset tax						152,785						152,785
Initial recognition of Aerostar				203,512								203,512
Initial valuation in Aerostar investment				605,382								605,382
Net assets acquired under the business combination of Airplan				281,899								281,899
Effect of foreign currency translation Aerostar								35,117				35,117
Initial recognition of Airplan				356,296						223,289		579,585
Effect of foreign currency translation Airplan								7,458		4,922		12,380

				1,447,089		152,785		42,575		228,211		1,870,660
Tax charged or credited in the statement of income:
Airplan				(6,191)						(3,146)		(9,337)
Aerostar				28,678								28,678
Mexico		(10,986)		(283,899)		-				(17,206)		(312,091)

		(10,986)		(261,412)		-				(20,352)		(292,750)

Balances at December 31, 2017	Ps	(44,916)	Ps	2,858,318	Ps	-	Ps	42,575	Ps	177,953	Ps	3,033,930

Effect of foreign currency translation Airplan and Aerostar								20,427		(22,665)		(2,238)

								20,427		(22,665)		(2,238)
Tax charged or credited in the statement of income:
Airplan		(2,468)		178,236				(1,433)		(171,354)		2,981
Aerostar				35,440				(1,561)				33,879
Mexico		10,510		7,755		-				(5,149)		13,116

		8,042		221,431		-		(2,994)		(176,503)		49,976

Balances at December 31, 2018	Ps	(36,874)	Ps	3,079,749	Ps	-	Ps	60,008	Ps	(21,215)	Ps	3,081,668

b.	Return of Asset Tax (AT) in accordance with the Law on Flat Rate Business Tax (Flat Tax Law) in Mexico.

AT in excess of income tax effectively paid until December 31, 2007, (date on which AT was repealed) is subject to refund in accordance with the procedure established in the Flat Tax Law in the following ten periods up to 10% of the total AT paid and not yet recovered, without it exceeding the difference between the income tax paid in the period and the AT paid in the previous three years, whichever is lower, in accordance with the Flat Tax Law, when income tax incurred is higher than AT in any of those years, and it is subject to restatement through the application of “National Consumer Price Index” Mexican factors.  The last year that the AT can be recovered is 2017.

During fiscal years 2016, 2017 and 2018, the Company obtained the recovery of AT for Ps50,716,
Ps211,675 and Ps89,365 respectively, with no recognition in the results of 2016 and recognition in the results of 2017 and 2018 as revenue
 Ps58,890 and Ps89,365, respectively.

In 2017 and 2018, AT of Ps932 respectively, was applied in the results for the period under income taxes in favor of some subsidiaries in which the tax will not be recoverable not in accordance with the procedure established in the Flat Tax Law, which establishes that the tax is recoverable gradually every year up to a maximum of 10% of the total AT paid in the 10 years prior to 2008.

Recoverable taxes

At December 31, 2018 and 2017, the tax credits are as follows:

	December 31,
	2017		2018

Income tax	Ps	74,885	Ps	345,730
Asset tax		8,006

	Ps	82,891	Ps	345,730

Aerostar Tax loss Carry forwards
:

Aerostar had cumulative tax loss carry forwards whose right to be amortized against future taxable income expires as shown below:

					Year of
Year of loss	Amount				expiration

2012	USD	7,085	Ps	139,220	2022
2013		37,256		732,080	2023
2014		25,545		501,959	2024
2015		28,520		560,418	2025
2016		27,745		545,189	2026
2017		22,248		437,173	2027
2018		17,482		343,521	2028

Total	USD	165,881	Ps	3,259,560

Temporal differences not recognized

Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax:

Undistributed utilities	Ps	3,089,012
Tax rate		30%

Deferred income tax liabilities unrecognized with the previous temporary differences	Ps	926,704

This tax could be subject to a more thorough revision, as well as the application of tax treaties existing in the countries of origin.